Note 12 - Trade and Other Receivables - Summary of Movements in Carrying Amount of Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [line items]
Current receivables from sale of investments		$ 32,797
Star X [member]
Trade and other receivables [line items]
Interest income	$ 165	1,556
Dividend set-off	(32,962)	(25,133)
Star X [member] | Carrying value [member]
Trade and other receivables [line items]
Carrying amount as of January 1	32,797	56,374
Carrying amount as of December 31	$ 0	$ 32,797